Share Capital and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of company's option
The following table summarizes the Company’s option transactions:

	Number of Options	Weighted Average Exercise Price (CDN$)
Outstanding, December 31, 2023	3,518,250	6.27
Exercised	(18,760)	1.90
Cancelled	(220,500)	5.15
Granted	2,028,880	4.10

Outstanding, December 31, 2024	5,307,870	5.50
Exercised	(186,340)	4.78
Cancelled	(763,375)	6.93
Expired	(238,750)	8.00
Granted	3,343,200	7.13

Outstanding, December 31, 2025	7,462,605	$5.93

Summary of options outstanding along with the grant dates and expiry date

Grant Date	Options Outstanding (1)	Options Exercisable	Exercise Price (CDN$)	Expiry Date	Remaining Contractual Life (years)
Mar 5, 2018	293,500	293,500	$8.00	Mar 5, 2028	2.18
Mar 5, 2018 (2)	28,750	28,750	$5.05	Mar 5, 2028	2.18
Mar 9, 2021	521,250	521,250	$8.00	Mar. 9, 2031	5.20
Mar 9, 2021 (2)	103,750	103,750	$5.05	Mar. 9, 2031	5.20
May 3, 2021	257,000	257,000	$8.00	May 3, 2031	5.34
Dec 9, 2021	60,000	60,000	$2.02	Dec 9, 2031	5.94
Mar 31, 2022	330,990	330,990	$1.90	Mar 31, 2032	6.25
Dec 9, 2022	694,300	694,300	$3.85	Dec 9, 2032	6.95
May 18, 2023	180,000	135,000	$6.84	May 18, 2033	7.38
May 30, 2023 (2)	17,200	12,900	$5.05	May 30, 2033	7.42
Sep 27, 2023 (2)	60,000	45,000	$5.05	Sep 27, 2033	7.75
May 13, 2024	1,401,665	899,600	$3.96	May 13, 2034	8.37
May 28, 2024	50,000	50,000	$3.82	May 28, 2034	8.41
Aug 9, 2024	70,000	45,000	$3.48	Aug 9, 2034	8.61
Dec 10, 2024	90,000	90,000	$4.66	Dec 10, 2034	8.95
Mar 25, 2025	1,112,000	518,000	$5.14	Mar 25, 2035	9.24
May 13, 2025	311,250	213,750	$5.42	May 13, 2035	9.37
Dec 15, 2025	1,880,950	560,238	$8.63	Dec 15, 2035	9.96

	7,462,605	4,859,028	$5.93		8.04

(1)	Options granted prior to June 2, 2025 were granted under the Company’s former Employee Stock Option Plan (“ESOP”) which was replaced by Omnibus Incentive Plan.

(2)	Options were repriced to $5.05 effective June 2, 2025 (see Note 12(d)(ii) above for further details).

Summary of weighted-average assumptions
The share-based compensation expense was determined based on the fair value of options at the date of measurement using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
Options granted during the year ended	2025	2024
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	70.38%	78.00%
Weighted average risk-free interest rate	2.91%	3.58%
Weighted average expected option life	5.61 years	5.57 years
Weighted average share price (CDN$)	$7.12	$4.13
Weighted average exercise price (CDN$)	$7.13	$4.13
Weighted average fair value of options granted (CDN$)	$4.45	$2.62

Summary of company's restricted stock units (RSU's)
The following table summarizes the Company’s RSU transactions:

	Number of RSUs	Weighted Average Grant Date Fair Value (CDN$)
Outstanding, December 31, 2024	—	—
Granted	1,254,600	8.64
Settled	(45,000)	8.78

Outstanding, December 31, 2025	1,209,600	8.63

Summary of share-based payment arrangement, restricted stock unit, activity
The following table summarizes the Company’s RSU transactions:

Grant Date	RSUs Outstanding	RSUs Redeemable	Weighted Average Grant Date Fair Value (CDN$)	Expiry Date	Remaining Contractual Life (years)
Dec 15, 2025	1,209,600	797,400	$8.63	Dec 15, 2035	9.96
	1,209,600	797,400	$8.63		9.96

Summary of share based compensation arrangements by share based payment warrant
The following table summarizes the Company’s warrant transactions:

	Number of warrants	Weighted average exercise price (CDN$)
Outstanding December 31, 2023	9,119,330	$5.49
Exercised	(80,243)	5.61
Expired	(231,110)	5.88

Outstanding December 31, 2024	8,807,977	$5.48
Exercised	(879,900)	2.46
Granted	100,500	0.75

Outstanding December 31, 2025	8,028,577	5.75

Summary of share based compensation of share warrants outstanding
As at December 31, 2025, the following warrants were outstanding:

Expiry date	Exercise price (CDN$)	Remaining contractual life (years)	Warrants outstanding and exercisable
120 days after holder to be a Director/ Officer or consultant	$0.7572	N/A	243,421
120 days after former spouse ceases to be a Director/ Officer or consultant	0.7572	N/A	137,500
120 days after holder ceases to be a Director/ Officer or consultant (1)	0.4984	N/A	215,000
March 9, 2026 (Note 21 – Subsequent Events)	11.20	0.44	2,826,024
April 20, 2026	3.00	0.55	4,517,350
April 20, 2026	2.05	0.55	50,054
April 29, 2026	11.20	0.58	39,228

	$5.75		8,028,577

(1)
Represents warrants to acquire 215,000 units consisting of one Common Share and one additional warrant at an exercise price of $0.75CDN. These underlying warrants expire two years from the date of exercise of the primary warrant.

Schedule of Earnings Per Share, Basic and Diluted	The impact on loss per share on the Consolidated Statements of Operations and Comprehensive Loss is as follows:

Year ended December 31,	2025	2024
Loss attributable to the Owners of the Company	$(38,576,143)	$(25,502,536)
Less: implied dividend on Preferred Shares	2,530,843	425,557

Adjusted Loss attributable to the Owners of the Company	(41,106,986)	(25,928,093)
Weighted average shares outstanding - basic and diluted	39,956,133	33,930,575

Loss per Share - Basic and Diluted (Owners of the Company)	$(1.03)	$(0.76)